Summary of Significant Accounting Policies - Schedule of Consolidated Entity (Detail)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Line Items]
Date of formation	Jan. 24, 2018
Place of incorporation	Delaware
Tilray Canada, Ltd. [Member]
Accounting Policies [Line Items]
Date of formation	Sep. 06, 2013
Place of incorporation	British Columbia, Canada
Dorada Ventures Ltd [Member]
Accounting Policies [Line Items]
Date of formation	Oct. 18, 2013
Place of incorporation	British Columbia, Canada
High Park Farms Ltd [Member]
Accounting Policies [Line Items]
Date of formation	Feb. 19, 2016
Place of incorporation	British Columbia, Canada
Tilray Deutschland GmbH [Member]
Accounting Policies [Line Items]
Date of formation	Nov. 03, 2016
Place of incorporation	Germany
Tilray Portugal Unipessoal Lda [Member]
Accounting Policies [Line Items]
Date of formation	Apr. 05, 2017
Place of incorporation	Portugal
Pardal Holdings Lda [Member]
Accounting Policies [Line Items]
Date of formation	Apr. 24, 2017
Place of incorporation	Portugal
Tilray Australia New Zealand Pty Ltd [Member]
Accounting Policies [Line Items]
Date of formation	May 09, 2017
Place of incorporation	Australia
High Park Holdings Ltd [Member]
Accounting Policies [Line Items]
Date of formation	Feb. 08, 2018
Place of incorporation	British Columbia, Canada
National Cannabinoid Clinics Pty Ltd [Member]
Accounting Policies [Line Items]
Date of formation	Sep. 19, 2018
Place of incorporation	Australia
Tilray Latin America Sp A [Member]
Accounting Policies [Line Items]
Date of formation	Nov. 05, 2018
Place of incorporation	Chile
Tilray Portugal I I Lda [Member]
Accounting Policies [Line Items]
Date of formation	Dec. 11, 2018
Place of incorporation	Portugal